Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Receivables
Note 2:  Accounts Receivable

The majority of the Company's commercial accounts receivable are due from Original Equipment Manufacturers ("OEM's"). Credit is extended based on an evaluation of a customer's financial condition and, generally, collateral is not required.

Accounts receivable consisted of the following (in thousands):

	March 31, 2012 (unaudited)	December 31, 2011
Accounts receivable	$4,912	$5,844
Less allowance for doubtful accounts	(268)	(268)
Accounts receivable, net	$4,644	$5,576

Note 3- RECEIVABLES

Receivables consisted of the following (in thousands):

	December 31,
	2011	2010
Trade receivables	$5,844	$5,524
Less allowance for doubtful accounts	(268)	(374)
Net receivables	$5,576	$5,150